Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Master Trust [Line Items]
Interest in Master Trust	Interest in Master Trust
Use of the Master Trust permits the commingling of the trust assets of the Savings Plans of Entergy Corporation and Subsidiaries for investment and administrative purposes. Although assets are commingled in the Master Trust, the Trustee maintains supporting records for the purpose of recording the equity in net earnings (losses) and the administrative expenses of the investment accounts to the participating plans as well as to individual participant accounts. Equity in an investment account's net earnings is comprised of interest and dividends and realized and unrealized investment gains and losses. The interest and dividends and the net depreciation or appreciation in the fair value of investments are allocated to the individual accounts on a daily basis based upon the individual accounts’ equitable share of the various investment funds that comprise the Master Trust. The total interest of Entergy Savings Plan IX is determined as the sum of the individual account balances of Entergy Savings Plan IX.
The Master Trust investments and the Entergy Savings Plan IX's interest in the net assets of the Master Trust investments as of December 31, 2025 are as follows:

	Master Trust Balances	Entergy Savings Plan IX's interest in Master Trust Balances

Investments at fair value
Money market accounts	$7,992,157	$943
Common stock*	490,869,721	269,004
Common trust funds	4,053,955,347	16,057,433
Brokerage accounts	65,861,469	9,364
Total investments at fair value	4,618,678,694	16,336,744

Fully benefit- responsive investment contracts at contract value	325,106,396	39,039

Total investments	$4,943,785,090	$16,375,783

The Master Trust investments and the Entergy Savings Plan IX's interest in the net assets of the Master Trust investments as of December 31, 2024 are as follows:

	Master Trust Balances	Entergy Savings Plan IX's interest in Master Trust Balances

Investments at fair value
Money market accounts	$12,508,330	$510
Common stock*	418,306,585	120,063
Common trust funds	3,619,444,179	7,221,388
Brokerage accounts	49,523,086	135
Total investments at fair value	4,099,782,180	7,342,096

Fully benefit- responsive investment contracts at contract value	356,246,782	14,653

Total investments	$4,456,028,962	$7,356,749

*The common stock consists entirely of Entergy Corporation common stock.
Investment income in the Master Trust for the year ended December 31, 2025 is summarized as follows:

Investment income:
Dividends	$22,470,312
Net realized and unrealized appreciation of investments	671,296,738
Total investment income	$693,767,050